Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Income Statement [Abstract]
Shares subject to possible redemption (in Shares)			18,979,840	17,798,414	18,947,461	18,913,021
Net loss per common share - basic and diluted excludes income attributable to shares subject to possible redemption	$ 3,016	$ 768,480	$ 1,321,648	$ 593,745	$ 2,412,064	$ 3,078,671